Basic and Diluted Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Basic and Diluted Net Loss Per Share [Abstract]
Basic Loss Per Share
The following table summarizes the distributable losses for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
	(as revised)
Net loss	$(121,559)	$(83,217)	$(61,422)
Preferred stock dividend	(20,100)	—	—
Distributable losses	$(141,659)	$(83,217)	$(61,422)

The following table summarizes the reconciliation of weighted-average shares outstanding used in the calculation of basic EPS for the years ended December 31, 2017, 2016 and 2015:

	Years Ended December 31,
Determination of shares:	2017	2016	2015
Weighted-average preferred shares outstanding	15,748,009	28,884,540	28,884,540
Weighted-average common shares outstanding	30,262,768	—	—
Total weighted-average shares outstanding	46,010,777	28,884,540	28,884,540

The following table summarizes the calculation of basic EPS for the years ended December 31, 2017, 2016 and 2015 (in thousands, except per share amounts):

	Years Ended December 31,
	2017	2016	2015
	(as revised)
Losses attributable to preferred shares	$(48,485)	$(83,217)	$(61,422)
Less: Assumed dividend to preferred shares	20,100	—	—
Income (losses) allocated to preferred shares	$(28,385)	$(83,217)	$(61,422)
Weighted-average preferred shares outstanding	15,748	28,885	28,885
Basic loss per preferred share	$(1.80)	$(2.88)	$(2.13)

Losses allocated to common shares	$(93,174)	$—	$—
Weighted-average common shares outstanding	30,263	—	—
Basic loss per common share	$(3.08)	$—	$—

Antidilutive Securities Excluded from Calculation of Diluted Loss per Share
The following table presents amounts that were excluded from the calculation of diluted net loss per share, due to their anti-dilutive effect:

	Years Ended December 31,
	2017	2016	2015
Options to purchase common stock	7,905,110	5,063,585	2,905,006
Unvested restricted stock	33,820	—	—
Employee stock purchase plan	9,488	—	—